Acquisition of Funverse (Details) - Schedule of Estimated Fair Values of the Identifiable Assets Acquired - Business Acquisition [Member]	Jan. 07, 2024 USD ($)
Schedule of Estimated Fair Values of the Identifiable Assets Acquired [Line Items]
Net tangible liabilities	$ (466,400)	[1]
Goodwill	2,889,200
Deferred tax liabilities	(277,000)
Non-controlling interest	(1,510,000)
Total purchase consideration	2,265,000
Copyrights [Member]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired [Line Items]
Net tangible liabilities	581,000	[2]
Software [Member]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired [Line Items]
Net tangible liabilities	$ 1,048,200	[2]

[1]	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible liabilities on January 7, 2024.
[2]	The copyrights and software are both applied to produce short dramas. The useful lives of these content assets ranged between 6 and 12 months.